Offsets	Aug. 25, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-297757
Initial Filing Date	Jul. 28, 2026
Fee Offset Claimed	$ 8,978.92
Explanation for Claimed Amount
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Sadot Group Inc.
Form or Filing Type	S-1
File Number	333-297757
Filing Date	Jul. 28, 2026
Fee Paid with Fee Offset Source	$ 16,959.65